Abacus Settlements LLC - INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Income tax provision	$ 1,173,513	$ (656,467)		$ 1,468,535	$ 889,943
Effective tax rate percentage	1151.00%	(9.40%)		14.00%	2.70%
Abacus Settlements, LLC
Income Tax Contingency [Line Items]
Income tax provision		$ 2,289	$ 2,289		$ 2,018
Effective tax rate percentage		(0.35%)	0.24%		(4.00%)